Pension and other employee benefit plans	6 Months Ended
Sep. 30, 2016
Pension and other employee benefit plans

13. Pension and other employee benefit plans

The following table summarizes the components of net periodic benefit cost of the severance indemnities and pension plans of the MHFG Group for the six months ended September 30, 2015 and 2016:

	Six months ended September 30,
	2015	2016
	(in millions of yen)
Service cost-benefits earned during the period	17,803	22,219
Interest costs on projected benefit obligations	6,242	2,716
Expected return on plan assets	(20,177)	(17,860)
Amortization of prior service benefits	(97)	(97)
Amortization of net actuarial loss (gain)	(2,049)	385
Special termination benefits	2,212	1,744

Net periodic benefit cost	3,934	9,107

As previously disclosed in the consolidated financial statements for the fiscal year ended March 31, 2016, the total contribution of approximately ¥50 billion is expected to be paid to the pension plans during the fiscal year ending March 31, 2017. For the six months ended September 30, 2016, the total contribution of ¥25 billion has been paid to the pension plans. The additional contribution of ¥25 billion is expected to be paid during the remainder of the fiscal year ending March 31, 2017 for a total of ¥50 billion.